UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Christian A. Felipe
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Address:   c/o Sirios Capital Management, L.P.
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           75 Park Plaza
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           Boston, MA  02116
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Form 13F File Number:     02805365
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      N.A.
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:
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Signature, Place, and Date of Signing:

         /s/ Christian A. Felipe     Boston, MA                  5/8/00
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

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Mr. Christian A. Felipe shares investment discretion with Mr. John F. Brennan,
Jr. over securities in accounts managed by Sirios Capital, L.L.C. and Sirios Capital Management, L.P. The securities reported on Form 13F filed by Mr. Brennan for the period ended March 31, 2000, and for which shared other investment discretion and shared voting authority are checked are incorporated herein by reference.

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting For this Manager:


     Form 13F File Number     Name
         02805371             John F. Brennan, Jr.

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               -------------

Form 13F Information Table Entry Total:              174
                                               -------------

Form 13F Information Table Value Total:       $    688,579
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None



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